Putnam Short Duration Bond Fund
The fund's portfolio
1/31/20 (Unaudited)

CORPORATE BONDS AND NOTES (47.6%)(a)
	Principal amount	Value
Banking (11.8%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 2.795%, 1/25/22 (United Kingdom)	$2,060,000	$2,085,579
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.05%, 11/21/22	5,000,000	5,047,908
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,545,681
Bank of America Corp. sr. unsec. unsub. FRN 2.881%, 4/24/23	2,060,000	2,104,877
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 2.597%, 6/25/22	1,375,000	1,383,537
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 2.328%, 10/1/21	440,000	441,571
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	4,000,000	4,351,079
Bank of Montreal sr. unsec. notes Ser. MTN, 3.10%, 7/13/20 (Canada)	1,030,000	1,036,260
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	480,000	488,543
Bank of New York Mellon Corp (The) sr. unsec. notes Ser. MTN, 1.85%, 1/27/23	7,500,000	7,549,038
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.95%, 8/23/22	2,250,000	2,268,527
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	830,000	831,697
BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)	825,000	850,266
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	680,000	696,071
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	1,000,000	1,007,500
Citibank NA sr. unsec. FRN 3.165%, 2/19/22	2,500,000	2,535,037
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	10,109,323
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	845,000	850,599
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 2.754%, 4/25/22	1,370,000	1,391,183
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	500,000	525,488
Citigroup, Inc. unsec. sub. notes 3.50%, 5/15/23	6,250,000	6,549,399
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	1,009,202
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	1,145,000	1,149,255
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	6,585,000	6,646,063
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	5,000,000	5,101,443
HSBC USA, Inc. unsec. sub. notes 5.00%, 9/27/20	5,685,000	5,800,917
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.509%, 6/18/22	1,000,000	1,005,532
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	4,989,773
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	6,110,000	6,603,853
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,680,869
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	805,000	806,009
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	620,000	636,260
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	2,430,000	2,479,904
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	2,635,000	2,648,187
PNC Bank NA sr. unsec. unsub. notes 3.30%, 10/30/24	6,635,000	7,083,827
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	1,010,000	1,010,323
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,611,110
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)	2,260,000	2,261,166
SunTrust Bank sr. unsec. FRN Ser. BKNT, 3.689%, 8/2/24	2,350,000	2,493,236
SunTrust Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	6,655,000	7,002,976
SunTrust Banks, Inc. sr. unsec. unsub. notes 4.00%, 5/1/25	1,128,000	1,241,911
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	880,000	881,017
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	5,745,000	5,778,603
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	3,000,000	3,037,256
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,800,000	4,092,683
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	1,290,000	1,311,731
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	580,000	580,525
US Bancorp unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	1,315,000	1,353,189
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,395,000	1,400,188
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.75%, 1/24/24	2,000,000	2,136,005
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, 2.082%, 9/9/22	3,000,000	3,012,755
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	2,430,000	2,430,996

		151,925,927
Basic materials (1.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	933,218
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	930,000	991,169
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,715,000	1,762,163
DuPont de Nemours, Inc. sr. unsec. unsub. notes 3.766%, 11/15/20	1,500,000	1,522,331
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	4,250,000	4,361,737
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,510,000	1,625,515
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22	465,000	498,714
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	1,200,000	1,210,345
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,553,523
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	3,902,000	3,993,707
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	550,000	606,293

		21,058,715
Capital goods (2.0%)
Honeywell International, Inc. sr. unsec. unsub. notes 2.15%, 8/8/22	5,000,000	5,068,911
Northrop Grumman Corp. sr. unsec. unsub. notes 2.55%, 10/15/22	5,100,000	5,208,087
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22	2,910,000	2,979,453
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	3,000,000	3,074,159
United Technologies Corp. sr. unsec. notes 3.10%, 6/1/22	5,000,000	5,163,438
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	418,000	422,991
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 9/15/22	3,585,000	3,691,705

		25,608,744
Communication services (5.2%)
American Tower Corp. sr. unsec. notes 5.00%, 2/15/24(R)	3,615,000	4,024,762
American Tower Corp. sr. unsec. sub. notes 3.00%, 6/15/23	1,000,000	1,034,620
American Tower Corp. sr. unsec. unsub. notes 3.50%, 1/31/23(R)	3,500,000	3,654,511
AT&T, Inc. sr. unsec. unsub. notes 4.45%, 4/1/24	4,250,000	4,645,114
AT&T, Inc. sr. unsec. unsub. notes 3.80%, 3/1/24	6,639,000	7,098,914
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	5,976,506
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,481,626
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 3.413%, 2/1/24	1,615,000	1,663,694
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	9,740,000	10,479,129
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	3,500,000	3,661,416
Crown Castle International Corp. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	7,180,138
Crown Castle International Corp. sr. unsec. unsub. notes 3.40%, 2/15/21(R)	675,000	684,527
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	732,604
Equinix, Inc. sr. unsec. sub. notes 2.625%, 11/18/24(R)	2,300,000	2,324,587
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	708,750	714,509
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25	575,000	592,141
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.449%, 5/22/20	1,500,000	1,502,127
Verizon Communications, Inc. sr. unsec. unsub. notes 3.50%, 11/1/24	5,240,000	5,615,138
Verizon Communications, Inc. sr. unsec. unsub. notes 3.125%, 3/16/22	2,000,000	2,059,968
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	495,000	518,513

		66,644,544
Conglomerates (0.2%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	2,030,000	2,030,065

		2,030,065
Consumer cyclicals (2.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 2.70%, 7/26/22 (Canada)	2,300,000	2,340,108
Amazon.com, Inc. sr. unsec. notes 2.80%, 8/22/24	4,650,000	4,874,182
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,370,000	1,403,661
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	825,000	824,945
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.401%, 8/13/21	89,000	89,373
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	700,000	702,492
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	2,000,000	2,095,322
Ford Motor Credit Co., LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 2.728%, 10/12/21	1,000,000	994,440
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	2,040,000	2,195,359
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	590,000	603,275
IHS Markit, Ltd. sr. unsec. notes 3.625%, 5/1/24 (United Kingdom)	900,000	947,736
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	1,845,000	1,976,578
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,157,000	2,344,302
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	735,000	757,916
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	1,370,000	1,462,475
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	2,345,000	2,597,144
Moody's Corp. sr. unsec. unsub. notes 2.75%, 12/15/21	1,370,000	1,395,126
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.625%, 5/1/22	3,000,000	3,116,518
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	3,500,000	3,721,794
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25	1,000,000	1,063,332
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.375%, 3/1/22	904,000	929,021
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 6/1/23	1,000,000	1,031,471

		37,466,570
Consumer finance (1.2%)
Air Lease Corp. sr. unsec. sub. notes 3.50%, 1/15/22	1,375,000	1,416,806
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,987,627
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 2.857%, 6/1/21	820,000	824,920
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 2.44%, 7/30/21	660,000	661,184
Capital One Financial Corp. sr. unsec. unsub. notes 3.50%, 6/15/23	6,500,000	6,829,011

		15,719,548
Consumer staples (0.5%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/17/23	2,000,000	2,056,820
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/12/24	3,000,000	3,197,725
Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26	620,000	660,300
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	695,000	729,750

		6,644,595
Energy (2.0%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.561%, 11/1/21 (United Kingdom)	2,000,000	2,065,629
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	625,388
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	436,280
Energy Transfer Partners LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	4,269,060
Energy Transfer Partners LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	175,950
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	2,435,000	2,560,590
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,870,000	2,063,984
Occidental Petroleum Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.25%), 3.155%, 8/13/21	3,000,000	3,016,376
Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22	3,000,000	3,220,800
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,252,177
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	5,000,000	5,128,705
Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	400,000	401,346

		26,216,285
Financial (1.6%)
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24	1,489,000	1,570,270
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	5,620,000	5,661,651
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	560,000	602,700
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	3,865,000	4,241,838
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	8,765,000	9,064,570

		21,141,029
Health care (4.2%)
AbbVie, Inc. 144A sr. unsec. notes 2.60%, 11/21/24	12,885,000	13,162,704
Becton Dickinson and Co. sr. unsec. notes 2.894%, 6/6/22	1,500,000	1,534,572
Becton Dickinson and Co. sr. unsec. unsub. notes 3.734%, 12/15/24	2,129,000	2,285,346
Becton Dickinson and Co. sr. unsec. unsub. notes 3.125%, 11/8/21	890,000	909,401
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24	8,800,000	9,187,128
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	560,000	595,700
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,195,000	1,263,559
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	2,940,000	3,085,289
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	5,200,000	5,282,326
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.272%, 8/28/23	1,300,000	1,384,131
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 3.912%, 8/27/21 (acquired various dates from 8/14/18 to 12/21/18, cost $1,650,533)(RES)	1,650,000	1,695,972
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	273,000	286,772
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,704,000	1,788,226
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	680,000	696,788
Teva Pharmaceutical Finance IV, LLC company guaranty sr. unsec. unsub. notes 2.25%, 3/18/20 (Israel)	1,000,000	998,750
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.35%, 7/15/22	3,500,000	3,636,046
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.375%, 8/15/24	2,000,000	2,043,888
Zoetis, Inc. sr. unsec. notes 3.25%, 2/1/23	2,500,000	2,599,914
Zoetis, Inc. sr. unsec. notes 3.25%, 8/20/21	1,030,000	1,052,399
Zoetis, Inc. sr. unsec. unsub. notes 3.45%, 11/13/20	1,400,000	1,415,109

		54,904,020
Insurance (3.1%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	445,000	445,782
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,350,625
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. notes 5.00%, 6/1/21	1,590,000	1,652,750
Marsh & McLennan Cos., Inc. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 1.20%), 3.161%, 12/29/21	45,000	45,041
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	2,000,000	2,153,879
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.50%, 12/29/20	1,000,000	1,015,890
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	1,019,873
MassMutual Global Funding II 144A sr. notes 2.50%, 10/17/22	2,000,000	2,042,514
Metropolitan Life Global Funding I 144A notes 2.50%, 12/3/20	6,000,000	6,044,599
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	3,135,000	3,162,646
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,122,955
New York Life Global Funding 144A notes 2.30%, 6/10/22	4,000,000	4,057,226
New York Life Global Funding 144A notes 1.70%, 9/14/21	4,355,000	4,363,622
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	5,133,626
Protective Life Global Funding 144A notes 2.262%, 4/8/20	475,000	475,380
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	4,782,000	4,981,433

		40,067,841
Investment banking/Brokerage (3.0%)
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.17%), 3.08%, 11/15/21	2,425,000	2,441,684
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.876%, 10/31/22	2,000,000	2,034,527
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,847,000	5,232,076
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.625%, 2/20/24	8,700,000	9,252,984
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.00%, 4/26/22	2,265,000	2,298,679
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	455,000	456,482
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 2.999%, 1/20/22	2,200,000	2,221,692
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	2,095,000	2,211,973
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/23/24	7,195,000	7,755,989
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,512,522

		38,418,608
Real estate (0.3%)
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	3,335,000	3,768,191

		3,768,191
Technology (4.2%)
Alphabet, Inc. sr. unsec. notes 3.375%, 2/25/24	4,302,000	4,611,041
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	6,278,837
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	678,855
Apple, Inc. sr. unsec. unsub. notes 3.20%, 5/13/25	2,500,000	2,679,040
Apple, Inc. sr. unsec. unsub. notes 2.40%, 5/3/23	2,200,000	2,253,111
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.625%, 1/15/24	6,445,000	6,742,698
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.00%, 1/15/22	1,625,000	1,653,964
Cisco Systems, Inc. sr. unsec. unsub. notes 2.60%, 2/28/23	4,585,000	4,715,996
Cisco Systems, Inc. sr. unsec. unsub. notes 1.85%, 9/20/21	2,745,000	2,755,913
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,599,078
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 4.42%, 6/15/21	2,425,000	2,498,955
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	3,528,000	3,865,091
Fidelity National Information Services, Inc. comany guaranty sr. unsec. notes 3.875%, 6/5/24	1,539,000	1,656,608
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	500,000	519,003
Fiserv, Inc. sr. unsec. notes 2.75%, 7/1/24	2,000,000	2,061,341
Fiserv, Inc. sr. unsec. sub. notes 3.80%, 10/1/23	1,625,000	1,729,668
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	1,055,000	1,126,149
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 2/12/22	3,240,000	3,294,091
Salesforce.com, Inc. sr. unsec. unsub. notes 3.25%, 4/11/23	3,980,000	4,175,201

		54,894,640
Transportation (0.4%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	5,120,242

		5,120,242
Utilities and power (3.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	730,000	744,250
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. I, 3.65%, 12/1/21	1,585,000	1,640,981
American Transmission Systems, Inc. 144A sr. unsec. notes 5.25%, 1/15/22	3,705,000	3,934,128
Duke Energy Carolinas, LLC sr. notes 3.35%, 5/15/22	2,615,000	2,717,169
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	508,183
Emera US Finance LP company guaranty sr. unsec. notes 2.70%, 6/15/21	650,000	657,790
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.35%, 3/15/23	4,660,000	4,860,498
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	6,265,370
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	675,000	686,669
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	6,967,961
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,236,291
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 2.403%, 9/1/21	3,500,000	3,536,277
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,983,951
Pennsylvania Electric Co. sr. unsec. unsub. notes 5.20%, 4/1/20	600,000	603,094
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.95%, 3/15/24	1,590,000	1,693,756
Southern Co. (The) sr. unsec. unsub. notes 2.35%, 7/1/21	1,965,000	1,979,277
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	2,000,000	2,057,280

		44,072,925

Total corporate bonds and notes (cost $601,571,126)		$615,702,489

MORTGAGE-BACKED SECURITIES (29.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 18.274%, 5/15/35	$13,309	$20,082
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	25,832	29,570
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	10,116	10,763
REMICs Ser. 3609, Class LK, 2.00%, 12/15/24	1,812	1,808
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.417%, 11/15/28(WAC)	53,777	739
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	187,849	1,841
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	293,797	2,115
Federal National Mortgage Association
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 15.267%, 8/25/35	74,733	100,815
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.578%, 5/25/40	110,998	132,443
REMICs Ser. 05-68, Class PC, 5.50%, 7/25/35	2,860	2,887
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	9,592	10,059
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	54,578	54,792
REMICs Ser. 10-155, Class A, 3.50%, 9/25/25	1,611	1,610
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	43,238	43,215
REMICs Trust Ser. 98-W5, Class X, IO, 0.742%, 7/25/28(WAC)	103,978	2,995
REMICs Trust Ser. 98-W2, Class X, IO, 0.384%, 6/25/28(WAC)	355,072	11,540
Government National Mortgage Association
Ser. 09-32, Class AB, 4.00%, 5/16/39	14,462	15,565
Ser. 10-151, Class KO, PO, zero %, 6/16/37	86,234	75,808
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	10,351	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	30,437	114
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	12,877	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	24,480	—

		518,761
Commercial mortgage-backed securities (14.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.486%, 1/15/49(WAC)	42,052	83
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.952%, 11/15/54(WAC)	9,608,652	499,020
FRB Ser. 17-BNK8, Class XA, IO, 0.878%, 11/15/50(WAC)	31,257,468	1,523,864
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.561%, 1/12/45(WAC)	551,000	473,860
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-T22, Class E, 5.919%, 4/12/38(WAC)	1,499,000	1,525,373
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	525,544	262,772
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.541%, 8/10/49(WAC)	9,452,697	671,773
FRB Ser. 17-CD6, Class XA, IO, 1.104%, 11/13/50(WAC)	20,463,363	1,072,170
FRB Ser. 16-CD2, Class XA, IO, 0.805%, 11/10/49(WAC)	87,120,966	2,859,049
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.868%, 5/10/58(WAC)	33,176,550	2,778,553
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.933%, 12/15/47(WAC)	275,000	288,750
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class GC19, 5.262%, 3/10/47(WAC)	1,191,000	1,312,347
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	362,000	385,433
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.722%, 12/10/44(WAC)	686,000	709,111
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47(WAC)	577,000	618,820
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	911,000	940,894
FRB Ser. 13-LC13, Class XA, IO, 1.301%, 8/10/46(WAC)	4,726,446	158,216
FRB Ser. 14-LC15, Class XA, IO, 1.263%, 4/10/47(WAC)	19,495,763	736,940
FRB Ser. 14-CR20, Class XA, IO, 1.178%, 11/10/47(WAC)	59,446,723	2,456,339
FRB Ser. 14-CR17, Class XA, IO, 1.136%, 5/10/47(WAC)	4,767,522	169,090
FRB Ser. 15-CR26, Class XA, IO, 1.098%, 10/10/48(WAC)	44,638,505	1,972,709
FRB Ser. 15-LC21, Class XA, IO, 0.905%, 7/10/48(WAC)	62,195,875	1,788,131
FRB Ser. 14-CR14, Class XA, IO, 0.76%, 2/10/47(WAC)	24,621,203	532,500
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.264%, 7/10/46(WAC)	502,000	510,865
Ser. 12-CR5, Class AM, 3.223%, 12/10/45	1,751,684	1,796,912
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	497,986	354,865
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38(WAC)	197,935	6,080
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.982%, 4/15/50(WAC)	21,031,719	746,416
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.924%, 12/15/49(WAC)	38,432,560	1,512,437
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.714%, 7/10/44(WAC)	2,289,000	2,371,830
FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	6,163,000	6,315,645
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 1/1/50(WAC)	18,093,000	2,578,604
Multifamily Structured Pass-Through Certificates FRB Ser. KC05, Class X1, IO, 1.204%, 6/25/27(WAC)	29,995,202	1,986,882
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.903%, 6/25/26(WAC)	38,160,000	1,568,376
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.77%, 9/25/29(WAC)	22,165,669	1,223,102
Multifamily Structured Pass-Through Certificates FRB Ser. K048, Class X1, IO, 0.37%, 6/25/25(WAC)	255,306,332	3,069,957
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	409,105,023	1,767,334
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.555%, 6/10/48(WAC)	251,589	251,589
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.648%, 2/10/46(WAC)	12,550,340	471,972
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.156%, 1/10/47(WAC)	748,000	748,449
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	565,000	600,857
Ser. 12-GCJ7, Class AS, 4.085%, 5/10/45	3,000,000	3,112,500
FRB Ser. 13-GC12, Class XA, IO, 1.556%, 6/10/46(WAC)	6,709,350	255,787
FRB Ser. 15-GC30, Class XA, IO, 0.944%, 5/10/50(WAC)	37,865,220	1,150,372
FRB Ser. 14-GC24, Class XA, IO, 0.87%, 9/10/47(WAC)	77,912,363	2,243,876
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	1,431,000	1,434,745
FRB Ser. 11-GC3, Class C, 5.824%, 3/10/44(WAC)	1,112,000	1,146,123
FRB Ser. 11-GC3, Class D, 5.824%, 3/10/44(WAC)	2,547,000	2,632,139
FRB Ser. 11-GC5, Class B, 5.556%, 8/10/44(WAC)	2,140,000	2,221,922
FRB Ser. 11-GC5, Class C, 5.556%, 8/10/44(WAC)	1,358,000	1,405,336
FRB Ser. 10-C2, Class D, 5.352%, 12/10/43(WAC)	2,815,000	2,879,436
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	1,174,000	1,220,396
Ser. 10-C1, Class B, 5.148%, 8/10/43	2,490,000	2,514,484
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	2,500,000	2,625,000
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.859%, 8/15/46(WAC)	709,000	750,196
FRB Ser. 14-C19, Class C, 4.835%, 4/15/47(WAC)	1,745,000	1,875,663
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	261,708
FRB Ser. 13-C12, Class C, 4.237%, 7/15/45(WAC)	4,316,000	4,529,503
FRB Ser. 15-C31, Class XA, IO, 1.058%, 8/15/48(WAC)	17,931,897	672,394
FRB Ser. 14-C22, Class XA, IO, 0.988%, 9/15/47(WAC)	7,724,206	248,753
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.371%, 11/15/45(WAC)	5,000,000	5,400,761
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	2,113,444	2,223,743
Ser. 12-C6, Class AS, 4.117%, 5/15/45	494,000	514,537
FRB Ser. 16-JP2, Class XA, IO, 1.975%, 8/15/49(WAC)	20,552,082	1,979,535
FRB Ser. 13-C10, Class XA, IO, 1.115%, 12/15/47(WAC)	8,213,558	205,339
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.786%, 11/15/43(WAC)	4,619,000	4,675,416
FRB Ser. 10-C2, Class D, 5.786%, 11/15/43(WAC)	1,792,000	1,809,914
FRB Ser. 11-C5, Class D, 5.599%, 8/15/46(WAC)	2,447,000	2,510,011
FRB Ser. 12-C6, Class E, 5.329%, 5/15/45(WAC)	898,000	872,059
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47(WAC)	173,000	179,276
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	165,511	88,108
FRB Ser. 07-C2, Class XW, IO, 0.359%, 2/15/40(WAC)	21,017	2
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	1,205,623	32
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.754%, 12/12/49(WAC)	838,571	3,222
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C9, Class C, 4.172%, 5/15/46(WAC)	1,400,000	1,466,824
Ser. 12-C6, Class B, 3.93%, 11/15/45	2,636,000	2,738,878
FRB Ser. 13-C7, Class XA, IO, 1.483%, 2/15/46(WAC)	26,110,320	843,755
FRB Ser. 14-C17, Class XA, IO, 1.267%, 8/15/47(WAC)	6,303,089	232,697
FRB Ser. 15-C26, Class XA, IO, 1.174%, 10/15/48(WAC)	37,024,549	1,712,793
FRB Ser. 17-C34, Class XA, IO, 0.954%, 11/15/52(WAC)	77,806,712	3,877,653
FRB Ser. 16-C32, Class XA, IO, 0.872%, 12/15/49(WAC)	102,115,433	4,106,266
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.833%, 8/15/45(WAC)	5,129,000	5,328,595
FRB Ser. 13-C9, Class D, 4.26%, 5/15/46(WAC)	1,652,000	1,677,441
FRB Ser. 13-C7, Class XB, IO, 0.421%, 2/15/46(WAC)	24,165,000	229,568
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 1.034%, 12/15/51(WAC)	63,844,454	4,062,755
FRB Ser. 16-UB12, Class XA, IO, 0.913%, 12/15/49(WAC)	31,128,694	1,197,873
Morgan Stanley Capital I Trust 144A
FRB Ser. 05-IQ10, Class E, 5.81%, 9/15/42(WAC)	1,503,941	1,527,935
Ser. 12-C4, Class C, 5.60%, 3/15/45(WAC)	245,060	254,599
Ser. 12-C4, Class B, 5.213%, 3/15/45(WAC)	1,450,000	1,530,942
FRB Ser. 12-C4, Class XA, IO, 2.252%, 3/15/45(WAC)	1,550,092	50,930
UBS Commercial Mortgage Trust
Ser. 12-C1, Class AS, 4.171%, 5/10/45	1,500,000	1,559,505
FRB Ser. 17-C7, Class XA, IO, 1.21%, 12/15/50(WAC)	8,067,641	515,479
FRB Ser. 18-C11, Class XA, IO, 0.964%, 6/15/51(WAC)	20,676,890	1,141,633
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49(WAC)	2,881,000	3,030,607
FRB Ser. 12-C2, Class D, 5.047%, 5/10/63(WAC)	279,000	281,487
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	1,174,000	1,204,112
FRB Ser. 12-C2, Class XA, IO, 1.464%, 5/10/63(WAC)	14,197,666	370,825
UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45	472,000	492,895
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.475%, 11/15/48(WAC)	897,815	27
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31, IO, zero %, 4/15/47(WAC)	2,381,199	2
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.42%, 7/15/46(WAC)	898,000	920,186
FRB Ser. 16-BNK1, Class XA, IO, 1.904%, 8/15/49(WAC)	6,606,074	617,007
FRB Ser. 17-C41, Class XA, IO, 1.372%, 11/15/50(WAC)	21,655,686	1,635,178
FRB Ser. 16-C37, Class XA, IO, 1.134%, 12/15/49(WAC)	7,978,580	322,574
FRB Ser. 18-C48, Class XA, IO, 1.123%, 1/15/52(WAC)	22,924,698	1,608,809
FRB Ser. 15-C27, Class XA, IO, 1.036%, 2/15/48(WAC)	7,131,762	240,904
FRB Ser. 18-C44, Class XA, IO, 0.917%, 5/15/51(WAC)	78,592,615	4,021,741
FRB Ser. 15-LC20, Class XB, IO, 0.633%, 4/15/50(WAC)	10,567,000	246,211
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 10-C1, Class C, 5.82%, 11/15/43(WAC)	2,466,000	2,504,191
FRB Ser. 13-LC12, Class D, 4.42%, 7/15/46(WAC)	964,000	865,222
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	1,257,000	1,358,503
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,162,005
FRB Ser. 12-C10, Class C, 4.512%, 12/15/45(WAC)	267,000	269,010
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	491,000	530,201
Ser. 12-C8, Class B, 4.311%, 8/15/45	3,015,000	3,148,504
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	360,000	385,553
Ser. 12-C8, Class AS, 3.66%, 8/15/45	1,284,000	1,334,726
Ser. 13-C12, Class AS, 3.56%, 3/15/48	395,000	409,892
Ser. 13-C11, Class AS, 3.311%, 3/15/45	433,000	447,941
FRB Ser. 14-C22, Class XA, IO, 0.957%, 9/15/57(WAC)	28,596,841	882,699
FRB Ser. 14-C23, Class XA, IO, 0.714%, 10/15/57(WAC)	80,070,192	1,900,706
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.86%, 11/15/44(WAC)	2,494,000	2,614,460
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)	4,052,000	4,134,179
Ser. 11-C4, Class D, 5.396%, 6/15/44(WAC)	2,130,000	2,148,297
Ser. 11-C4, Class E, 5.396%, 6/15/44(WAC)	40,000	40,040
FRB Ser. 12-C8, Class D, 5.048%, 8/15/45(WAC)	2,373,000	2,460,801

		180,905,873
Residential mortgage-backed securities (non-agency) (15.4%)
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	1,350,167	1,370,689
FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	67,906	68,063
Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-1, Class A1, 2.81%, 1/25/47(WAC)	292,682	293,150
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	2,316,849	2,362,462
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	604,307	608,461
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 2.261%, 9/25/45	192,073	185,350
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.361%, 10/25/27 (Bermuda)	104,719	104,567
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 3.261%, 8/25/28 (Bermuda)	1,600,000	1,604,000
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.011%, 8/25/28 (Bermuda)	324,000	323,070
FRB Ser. 18-3A, Class M1A, (1 Month US LIBOR + 1.20%), 2.861%, 10/25/28 (Bermuda)	104,741	104,660
BRAVO Residential Funding Trust 144A Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	398,631	399,254
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.503%, 5/25/35(WAC)	226,173	234,663
COLT Funding, LLC 144A Ser. 19-4, Class A3, 2.988%, 11/25/49(WAC)	3,599,085	3,604,709
COLT Mortgage Loan Trust 144A
Ser. 19-1, Class A3, 4.088%, 3/25/49(WAC)	605,393	608,420
Ser. 18-2, Class A1, 3.47%, 7/27/48(WAC)	270,829	276,245
Ser. 18-1, Class A1, 2.93%, 2/25/48(WAC)	53,685	53,701
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.281%, 4/25/35	158,045	139,945
CSMC Trust 144A Ser. 18-RPL7, Class A1, 4.00%, 8/26/58	695,244	703,745
Deephaven Residential Mortgage Trust 144A
Ser. 18-2A, Class A1, 3.479%, 4/25/58(WAC)	778,312	783,216
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	845,370	843,256
Eagle Re, Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 4.661%, 11/25/28	600,000	596,580
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.80%), 3.461%, 4/25/29 (Bermuda)	2,000,000	2,007,578
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.361%, 11/25/28	447,639	448,901
Federal Home Loan Mortgage Corporation
Structured Agency Credit risk Debt Notes FRB Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 7.211%, 7/25/28	6,000,000	6,654,819
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.411%, 10/25/24	162,514	171,586
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 6.361%, 4/25/28	6,000,000	6,660,407
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.311%, 10/25/28	5,004,427	5,386,305
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 5.811%, 1/25/25	3,951,200	4,122,102
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 5.761%, 8/25/24	2,059,625	2,173,872
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 5.561%, 12/25/27	4,200,000	4,358,590
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 5.461%, 3/25/29	3,240,000	3,482,050
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 5.411%, 9/25/24	633,000	682,494
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 4.911%, 7/25/29	2,000,000	2,126,532
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 4.511%, 4/25/28	913,102	923,322
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 3.861%, 9/25/24	1,503,162	1,522,628
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 3.861%, 2/25/24	858,534	867,604
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 3.611%, 5/25/25	601,483	607,837
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	1,760,000	1,800,996
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.111%, 3/25/49	1,775,707	1,801,648
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.011%, 2/25/49	412,000	417,214
Seasoned Credit Risk Transfer REMICs Trust FRB Ser. 19-HQA4, Class M2, (1 Month US LIBOR + 2.05%), 3.711%, 11/25/49	1,473,000	1,481,521
Structured Agency Credit Risk Debt FRN Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 2.911%, 2/25/47	1,600,000	1,602,646
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 8.611%, 8/25/28	3,011,826	3,295,391
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.411%, 8/25/28	6,729,260	7,479,216
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.661%, 9/25/28	5,733,616	6,320,974
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.561%, 10/25/28	320,113	346,925
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.361%, 4/25/28	5,613,546	6,232,202
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.211%, 4/25/28	717,729	763,000
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 6.961%, 10/25/28	1,900,000	2,070,242
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 6.911%, 10/25/23	3,011,660	3,306,833
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.661%, 7/25/25	9,830	10,417
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 6.661%, 11/25/24	4,024,296	4,356,469
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.561%, 11/25/24	2,246,564	2,448,701
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.211%, 2/25/25	385,008	400,937
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 6.061%, 1/25/24	3,281,152	3,563,140
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 5.911%, 4/25/29	2,390,000	2,562,225
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 5.911%, 1/25/29	1,874,415	1,996,130
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.661%, 5/25/25	446,655	465,154
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.211%, 7/25/29	5,585,000	5,892,333
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.561%, 7/25/24	2,168,099	2,254,172
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.261%, 5/25/24	2,360,399	2,462,945
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 4.261%, 5/25/24	3,047,505	3,152,455
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 3.011%, 9/25/29	9,475,003	9,485,776
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 2.911%, 7/25/29	6,000,000	5,992,824
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 2.661%, 5/25/30	4,910,716	4,889,325
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED4, (1 Month US LIBOR + 0.85%), 2.511%, 9/25/29	2,300,000	2,286,448
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%), 2.411%, 12/25/30	127,631	127,645
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.111%, 7/25/31	1,000,000	1,016,654
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.811%, 11/25/39	944,991	953,497
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (1 Month US LIBOR + 2.10%), 3.761%, 10/25/39	2,140,000	2,165,479
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (1 Month US LIBOR + 0.16%), 1.821%, 11/25/36	1,695,050	1,686,574
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	3,073,220	3,126,153
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	721,272	725,436
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	404,006	408,440
GCAT, LLC 144A Ser. 19-NQM1, Class A2, 3.241%, 2/25/59	2,459,627	2,469,619
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 1.841%, 5/25/36	559,264	229,791
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.261%, 10/25/28 (Bermuda)	1,167,563	1,163,827
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A2, 4.137%, 11/25/58(WAC)	1,075,095	1,097,847
Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	736,702	747,045
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	4,963,046	4,977,935
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	5,027,000	5,027,000
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.884%, 2/25/35(WAC)	86,028	90,056
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 2.616%, 8/26/47(WAC)	1,265,000	1,258,327
FRB Ser. 14-R8, Class 2A, (1 Month US LIBOR + 0.16%), 1.952%, 6/26/47	67,015	67,015
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A3, 2.77%, 9/25/59(WAC)	1,857,304	1,857,675
Ser. 19-NQM4, Class A2, 2.668%, 9/25/59(WAC)	1,640,928	1,644,702
FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 2.561%, 1/25/48	574,925	576,362
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 4.239%, 11/25/47	403,658	406,459
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 3.211%, 7/25/28 (Bermuda)	425,354	429,105
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 5.661%, 4/25/27 (Bermuda)	266,658	275,615
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	1,319,244	1,355,589
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 2.711%, 10/25/34	200,000	199,106
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 4.861%, 2/25/29 (Bermuda)	1,570,000	1,609,252
FRB Ser. 19-2, Class M1B, (1 Month US LIBOR + 1.75%), 3.411%, 6/25/29 (Bermuda)	2,000,000	1,995,000
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	1,418,819	1,423,696
Starwood Mortgage Residential Trust 144A
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	213,469	215,844
Ser. 19-1, Class A3, 3.175%, 6/25/49(WAC)	2,127,915	2,136,559
Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	2,886,670	2,912,121
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.511%, 5/25/47	538,246	471,333
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 1.821%, 4/25/36	3,469	3,468
Vericrest Opportunity Loan Transferee LXIV, LLC 144A Ser. 17-NP11, Class A1, 3.375%, 10/25/47	638,973	639,572
Verus Securitization Trust 144A
Ser. 19-1, Class A3, 3.985%, 2/25/59(WAC)	1,621,790	1,636,994
Ser. 19-1, Class A1, 3.73%, 2/25/59(WAC)	1,343,526	1,356,121
Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	903,196	912,795
Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	2,465,059	2,470,451

		198,469,251

Total mortgage-backed securities (cost $380,234,163)		$379,893,885

ASSET-BACKED SECURITIES (2.3%)(a)
	Principal amount	Value
Cascade Funding Mortgage Trust 144A
FRB Ser. 19-HB1, Class HB1, 4.489%, 12/25/29(WAC)	$2,470,000	$2,473,952
FRB Ser. 19-HB1, Class HB1, 3.257%, 12/25/29(WAC)	2,600,000	2,604,160
Finance of America Structured Securities Trust 144A Ser. 18-HB1, Class M2, 4.087%, 9/25/28(WAC)	1,800,000	1,839,960
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.511%, 11/25/51	772,000	772,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.461%, 6/25/52	1,338,000	1,338,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M3, 3.131%, 11/25/29(WAC)	4,500,000	4,481,996
RMF Buyout Issuance Trust 144A
Ser. 18-1, Class M3, 4.448%, 11/25/28(WAC)	517,000	528,279
Ser. 19-1, Class M3, 3.011%, 7/25/29(WAC)	2,100,000	2,131,412
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.409%, 10/24/20	2,814,000	2,814,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 9/24/20	3,480,000	3,480,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 6/24/20	2,679,000	2,679,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.311%, 8/25/52	2,056,000	2,056,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	2,500,000	2,525,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.392%, 1/25/46	453,132	447,486

Total asset-backed securities (cost $30,077,269)		$30,171,245

SHORT-TERM INVESTMENTS (19.2%)(a)
		Principal amount/ shares	Value
Alexandria Real Estate Equities, Inc. commercial paper 1.772%, 2/25/20		$3,000,000	$2,996,127
Alpine Securitization, LLC asset backed commercial paper 1.894%, 4/8/20		2,000,000	1,993,313
American Electric Power Co., Inc. commercial paper 1.822%, 2/5/20		3,000,000	2,999,297
Bell Canada, Inc. commercial paper 1.939%, 4/2/20		3,000,000	2,990,426
Bemis Co., Inc. commercial paper 2.056%, 2/3/20		3,000,000	2,999,581
BPCE SA commercial paper 1.867%, 5/6/20		2,000,000	1,991,051
CAFCO, LLC asset backed commercial paper 1.866%, 5/11/20		2,000,000	1,990,904
CAFCO, LLC asset backed commercial paper 2.011%, 3/9/20		2,000,000	1,996,622
CHARTA, LLC asset backed commercial paper 2.020%, 2/14/20		3,000,000	2,998,135
Cigna Corp. commercial paper 2.010%, 2/11/20		1,000,000	999,468
Collateralized Commercial Paper V Co., LLC commercial paper 1.919%, 4/27/20		3,000,000	2,987,545
Dominion Energy, Inc. commercial paper 1.762%, 2/20/20		3,000,000	2,997,067
Dow Chemical Co. (The) commercial paper 1.949%, 3/31/20		2,000,000	1,994,000
Enbridge US, Inc. commercial paper 2.006%, 2/3/20		3,000,000	2,999,581
ERP Operating LP commercial paper 2.010%, 3/4/20		2,000,000	1,996,733
Export Development Canada commercial paper 1.816%, 5/20/20		3,000,000	2,985,636
Export Development Canada commercial paper 1.858%, 3/10/20		3,000,000	2,995,099
LMA-Americas, LLC asset backed commercial paper 1.926%, 3/24/20		2,000,000	1,995,245
Matchpoint Finance PLC asset backed commercial paper 1.946%, 5/15/20		2,000,000	1,990,142
Nutrien, Ltd. commercial paper 1.763%, 2/27/20		4,000,000	3,994,679
Old Line Funding, LLC asset backed commercial paper 1.928%, 4/23/20		2,500,000	2,490,576
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	175,587,413	175,587,413
Reckitt Benckiser Treasury Services PLC commercial paper 2.158%, 2/21/20		$2,000,000	1,998,042
Rogers Communications, Inc. commercial paper 2.006%, 2/6/20		3,000,000	2,999,170
Schlumberger Investment SA commercial paper 1.939%, 3/12/20		3,000,000	2,994,755
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(P)	Shares	120,000	120,000
Telus Corp. commercial paper 1.784%, 3/12/20		$3,000,000	2,993,894
U.S. Treasury Bills 1.559%, 6/4/20(SEGCCS)		888,000	883,440
U.S. Treasury Bills 1.566%, 4/16/20(SEGCCS)		725,000	722,757
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		384,000	382,461
U.S. Treasury Bills 1.572%, 5/21/20(SEGCCS)		202,000	201,075
ViacomCBS Inc. commercial paper 1.883%, 2/6/20		2,000,000	1,999,435
WRKCo., Inc. commercial paper 1.844%, 2/27/20		4,000,000	3,994,678

Total short-term investments (cost $248,245,871)			$248,258,347
TOTAL INVESTMENTS

Total investments (cost $1,260,128,429)			$1,274,025,966

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$423,109,500	$2,083,391	(E)	$402,042	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	$2,485,433
		155,064,500	2,283,945	(E)	(563,502)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,847,541)

	Total				$(161,460)				$(362,108)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,939	$43,000	$2,683	5/11/63	300 bp — Monthly	$281
	CMBX NA BBB-.6 Index	BBB-/P	5,604	93,000	5,803	5/11/63	300 bp — Monthly	(144)
	CMBX NA BBB-.6 Index	BBB-/P	11,483	186,000	11,606	5/11/63	300 bp — Monthly	(15)
	CMBX NA BBB-.6 Index	BBB-/P	10,944	192,000	11,981	5/11/63	300 bp — Monthly	(925)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(13)	30,000	279	5/11/63	200 bp — Monthly	277
	CMBX NA BB.6 Index	BB-/P	28,797	117,000	16,357	5/11/63	500 bp — Monthly	12,555
	CMBX NA BB.7 Index	BB/P	9,511	74,000	4,033	1/17/47	500 bp — Monthly	5,550
	CMBX NA BB.7 Index	BB/P	6,477	127,000	6,922	1/17/47	500 bp — Monthly	(392)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(795)	720,000	6,696	5/11/63	200 bp — Monthly	6,181
	CMBX NA BBB-.6 Index	BBB-/P	282	3,000	187	5/11/63	300 bp — Monthly	96
	CMBX NA BBB-.7 Index	BBB-/P	42,427	574,000	2,066	1/17/47	300 bp — Monthly	40,696
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	4,549	145,000	1,349	5/11/63	200 bp — Monthly	5,954
	CMBX NA A.6 Index	A/P	6,818	138,000	1,283	5/11/63	200 bp — Monthly	8,155
	CMBX NA A.6 Index	A/P	5,714	87,000	809	5/11/63	200 bp — Monthly	6,557
	CMBX NA A.6 Index	A/P	1,889	62,000	577	5/11/63	200 bp — Monthly	2,490
	CMBX NA A.6 Index	A/P	588	19,000	177	5/11/63	200 bp — Monthly	772
	CMBX NA A.7 Index	A-/P	1,714	34,000	1,013	1/17/47	200 bp — Monthly	2,741
	CMBX NA BBB-.6 Index	BBB-/P	216	2,000	125	5/11/63	300 bp — Monthly	93
	CMBX NA BBB-.6 Index	BBB-/P	4,019	37,000	2,309	5/11/63	300 bp — Monthly	1,732
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	9,313	44,000	6,151	5/11/63	500 bp — Monthly	3,204
	CMBX NA A.6 Index	A/P	43,939	1,910,000	17,763	5/11/63	200 bp — Monthly	62,445
	CMBX NA BB.7 Index	BB/P	93,088	1,792,000	97,664	1/17/47	500 bp — Monthly	(3,830)
	CMBX NA BBB-.6 Index	BBB-/P	265	2,000	125	5/11/63	300 bp — Monthly	141
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	89	1,000	62	5/11/63	300 bp — Monthly	27
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	—	18,000	167	5/11/63	200 bp — Monthly	174
	CMBX NA A.6 Index	A/P	71	7,000	65	5/11/63	200 bp — Monthly	139
	CMBX NA A.6 Index	A/P	11	4,000	37	5/11/63	200 bp — Monthly	50
	CMBX NA A.7 Index	A-/P	(6)	6,000	179	1/17/47	200 bp — Monthly	175
	CMBX NA BB.6 Index	BB-/P	9,332	38,000	5,312	5/11/63	500 bp — Monthly	4,056
	CMBX NA BB.6 Index	BB-/P	18,481	75,000	10,485	5/11/63	500 bp — Monthly	8,069
	CMBX NA BBB-.6 Index	BBB-/P	242	2,000	125	5/11/63	300 bp — Monthly	119
	CMBX NA BBB-.6 Index	BBB-/P	957	9,000	562	5/11/63	300 bp — Monthly	401

Upfront premium received			319,759		Unrealized appreciation			173,130

Upfront premium (paid)			(814)		Unrealized (depreciation)			(5,306)

	Total		$318,945				Total	$167,824
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$1,192	1/17/47	(200 bp) — Monthly	$(1,504)
	CMBX NA BB.7 Index	(16,751)	83,000	4,524	1/17/47	(500 bp) — Monthly	(12,308)
	CMBX NA BB.7 Index	(7,838)	48,000	2,616	1/17/47	(500 bp) — Monthly	(5,269)
	CMBX NA BB.7 Index	(7,539)	48,000	2,616	1/17/47	(500 bp) — Monthly	(4,969)
	CMBX NA BB.9 Index	(11,148)	108,000	4,666	9/17/58	(500 bp) — Monthly	(6,587)
	CMBX NA BBB-.6 Index	(15,770)	152,000	9,485	5/11/63	(300 bp) — Monthly	(6,374)
	Credit Suisse International
	CMBX NA BB.7 Index	(3,989)	226,000	31,595	5/11/63	(500 bp) — Monthly	27,386
	CMBX NA BB.7 Index	(52,019)	282,000	15,369	1/17/47	(500 bp) — Monthly	(36,924)
	CMBX NA BB.7 Index	(42,273)	257,000	14,007	1/17/47	(500 bp) — Monthly	(28,516)
	CMBX NA BB.9 Index	(301)	3,000	130	9/17/58	(500 bp) — Monthly	(174)
	CMBX NA BBB-.6 Index	(49,505)	418,000	26,083	5/11/63	(300 bp) — Monthly	(23,666)
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	48,000	6,710	5/11/63	(500 bp) — Monthly	1,753
	CMBX NA BB.7 Index	(4,086)	27,000	1,472	1/17/47	(500 bp) — Monthly	(2,641)
	CMBX NA BB.7 Index	(15,401)	94,000	5,123	1/17/47	(500 bp) — Monthly	(10,370)
	CMBX NA BB.7 Index	(5,685)	28,000	1,526	1/17/47	(500 bp) — Monthly	(4,187)
	CMBX NA BBB-.7 Index	(8,458)	104,000	374	1/17/47	(300 bp) — Monthly	(8,144)
	CMBX NA BBB-.7 Index	(135)	2,000	7	1/17/47	(300 bp) — Monthly	(129)
	CMBX NA BBB-.7 Index	(68)	1,000	4	1/17/47	(300 bp) — Monthly	(65)
	CMBX NA BBB-.7 Index	(69)	1,000	4	1/17/47	(300 bp) — Monthly	(66)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(64,667)	511,000	27,850	1/17/47	(500 bp) — Monthly	(37,314)
	CMBX NA BBB-.7 Index	(15,595)	411,000	1,480	1/17/47	(300 bp) — Monthly	(14,355)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,462)	337,000	18,367	1/17/47	(500 bp) — Monthly	(40,424)
	CMBX NA BBB-.7 Index	(82)	1,000	4	1/17/47	(300 bp) — Monthly	(79)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	6,649	1/17/47	(500 bp) — Monthly	(18,092)
	CMBX NA BB.7 Index	(15,619)	81,000	4,415	1/17/47	(500 bp) — Monthly	(11,283)
	CMBX NA BB.7 Index	(15,083)	75,000	4,088	1/17/47	(500 bp) — Monthly	(11,068)

	Upfront premium received	—				Unrealized appreciation	29,139

	Upfront premium (paid)	(440,372)				Unrealized (depreciation)	(284,508)

	Total	$(440,372)				Total	$(255,369)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,292,336,406.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,695,972, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$165,612,052	$215,182,717	$205,207,356	$727,675	$175,587,413

	Total Short-term investments	$165,612,052	$215,182,717	$205,207,356	$727,675	$175,587,413
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $62,735.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,098,746.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $3,399,349 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $93,299 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $62,735 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$30,171,245	$—
Corporate bonds and notes	—	615,702,489	—
Mortgage-backed securities	—	379,893,885	—
Short-term investments	175,707,413	72,550,934	—

Totals by level	$175,707,413	$1,098,318,553	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(200,648)	$—
Credit default contracts	—	33,882	—

Totals by level	$—	$(166,766)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$558,000,000
OTC credit default contracts (notional)	$9,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com